UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Templeton Aggressive Model Portfolio
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$12	0.11%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Aggressive Model Portfolio returned 17.30%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 18.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.

Top detractors from performance:
↓	Underlying equity manager selection results detracted.
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7301-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	17.30	10.41	14.47
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	18.34	11.30	16.05
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,198,070,561
Total Number of Portfolio Holdings	23
Total Management Fee Paid	$878,568
Portfolio Turnover Rate	33%
Franklin Templeton Aggressive Model Portfolio	PAGE 2	7301-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 3	7301-ATSR-0226

Franklin Templeton Aggressive Model Portfolio
Class II
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$39	0.36%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Aggressive Model Portfolio returned 17.04%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 18.34%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.

Top detractors from performance:
↓	Underlying equity manager selection results detracted.
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
Franklin Templeton Aggressive Model Portfolio	PAGE 1	7302-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	17.04	10.14	14.20
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	18.34	11.30	16.05
†	The Fund’s Composite Benchmark is comprised of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index and 10% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,198,070,561
Total Number of Portfolio Holdings	23
Total Management Fee Paid	$878,568
Portfolio Turnover Rate	33%
Franklin Templeton Aggressive Model Portfolio	PAGE 2	7302-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Aggressive Model Portfolio	PAGE 3	7302-ATSR-0226

Franklin Templeton Moderately Aggressive Model Portfolio
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$11	0.10%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 15.29%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 15.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection in fixed income was a modest contribution.

Top detractors from performance:
↓	Underlying manager selection in equities was the leading detractor for the period.
↓	An underweight to international equities was a detractor as they outperformed US equities.
↓	A slight overweight to fixed income was also a detractor.
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7303-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	15.29	8.12	11.49
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	15.65	8.76	12.50
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,770,377,624
Total Number of Portfolio Holdings	29
Total Management Fee Paid	$2,121,669
Portfolio Turnover Rate	24%
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 2	7303-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 3	7303-ATSR-0226

Franklin Templeton Moderately Aggressive Model Portfolio
Class II
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Moderately Aggressive Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$38	0.35%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Moderately Aggressive Model Portfolio returned 15.01%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 15.65%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection in fixed income was a modest contribution.

Top detractors from performance:
↓	Underlying manager selection in equities was the leading detractor for the period.
↓	An underweight to international equities was a detractor as they outperformed US equities.
↓	A slight overweight to fixed income was also a detractor.
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 1	7530-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	15.01	7.87	11.22
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	15.65	8.76	12.50
†	The Fund’s Composite Benchmark is comprised of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 30% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,770,377,624
Total Number of Portfolio Holdings	29
Total Management Fee Paid	$2,121,669
Portfolio Turnover Rate	24%
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 2	7530-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Aggressive Model Portfolio	PAGE 3	7530-ATSR-0226

Franklin Templeton Moderate Model Portfolio
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$11	0.10%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Moderate Model Portfolio Fund returned 13.56%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 14.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Exposure to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	Underlying manager selection results detracted overall, especially in international equities.
Franklin Templeton Moderate Model Portfolio	PAGE 1	7305-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	13.56	6.76	9.32
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	14.15	6.73	9.73
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,850,943,415
Total Number of Portfolio Holdings	30
Total Management Fee Paid	$1,481,558
Portfolio Turnover Rate	28%
Franklin Templeton Moderate Model Portfolio	PAGE 2	7305-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 3	7305-ATSR-0226

Franklin Templeton Moderate Model Portfolio
Class II
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Moderate Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$37	0.35%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Moderate Model Portfolio Fund returned 13.18%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 14.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Exposure to emerging market equities was a contributor as they outperformed developed market equities.
↑	Underlying manager selection results were positive in U.S. fixed income where high yield was notably positive.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	Underlying manager selection results detracted overall, especially in international equities.
Franklin Templeton Moderate Model Portfolio	PAGE 1	7306-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	13.18	6.49	9.03
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	14.15	6.73	9.73
†	The Fund’s Composite Benchmark is comprised of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index and 45% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,850,943,415
Total Number of Portfolio Holdings	30
Total Management Fee Paid	$1,481,558
Portfolio Turnover Rate	28%
Franklin Templeton Moderate Model Portfolio	PAGE 2	7306-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderate Model Portfolio	PAGE 3	7306-ATSR-0226

Franklin Templeton Moderately Conservative Model Portfolio
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$13	0.12%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned 11.76%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 11.98%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor to relative performance as they outperformed developed market equities.
↑	Underlying manager selection in fixed income contributed to relative performance.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	An overweight to international fixed income was a detractor as that asset class underperformed U.S. fixed income.
↓	Underlying manager selection results detracted, primarily in U.S. equities.
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7307-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	11.76	5.17	7.33
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	11.98	4.87	7.16
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$484,321,243
Total Number of Portfolio Holdings	26
Total Management Fee Paid	$399,916
Portfolio Turnover Rate	25%
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 2	7307-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 3	7307-ATSR-0226

Franklin Templeton Moderately Conservative Model Portfolio
Class II
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Moderately Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$39	0.37%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Moderately Conservative Model Portfolio returned 11.51%. The Fund compares its performance to the Russell 3000 Index, the  Bloomberg U.S. Aggregate Index and the Composite Benchmark†, which returned 17.15%, 7.30% and 11.98%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. equities was the top contributor to absolute performance by virtue of weight and return.
↑	Allocation to emerging market equities was a contributor to relative performance as they outperformed developed market equities.
↑	Underlying manager selection in fixed income contributed to relative performance.

Top detractors from performance:
↓	Regional allocation decisions detracted, especially an underweight to international equities which outperformed U.S. equities.
↓	An overweight to international fixed income was a detractor as that asset class underperformed U.S. fixed income.
↓	Underlying manager selection results detracted, primarily in U.S. equities.
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 1	7308-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	11.51	4.91	7.08
Russell 3000 Index	17.15	13.15	18.49
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Composite Benchmark†	11.98	4.87	7.16
†	The Fund’s Composite Benchmark is comprised of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index and 60% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$484,321,243
Total Number of Portfolio Holdings	26
Total Management Fee Paid	$399,916
Portfolio Turnover Rate	25%
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 2	7308-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Moderately Conservative Model Portfolio	PAGE 3	7308-ATSR-0226

Franklin Templeton Conservative Model Portfolio
Class I
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1,[2]	$16	0.15%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin Templeton Conservative Model Portfolio Fund returned 9.39%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 7.30%, 17.15% and 9.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. fixed income and U.S. equities were the top contributors to absolute performance by virtue of weight and return.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income, led by high yield.
↑	An overweight allocation to international equities contributed as they outperformed U.S. equities.

Top detractors from performance:
↓	Underlying manager selection in the U.S. small cap equity space was a detractor.
↓	An overweight to international fixed income was a detractor as it underperformed U.S. fixed income.
Franklin Templeton Conservative Model Portfolio	PAGE 1	7309-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class I	9.39	2.92	4.44
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Russell 3000 Index	17.15	13.15	18.49
Composite Benchmark†	9.32	2.34	3.72
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$187,030,167
Total Number of Portfolio Holdings	19
Total Management Fee Paid	$159,105
Portfolio Turnover Rate	20%
Franklin Templeton Conservative Model Portfolio	PAGE 2	7309-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 3	7309-ATSR-0226

Franklin Templeton Conservative Model Portfolio
Class II
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton Conservative Model Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II1,[2]	$42	0.40%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Franklin Templeton Conservative Model Portfolio Fund returned 9.04%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Composite Benchmark†, which returned 7.30%, 17.15% and 9.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to U.S. fixed income and U.S. equities were the top contributors to absolute performance by virtue of weight and return.
↑	Underlying manager selection results were positive overall, especially within U.S. fixed income, led by high yield.
↑	An overweight allocation to international equities contributed as they outperformed U.S. equities.

Top detractors from performance:
↓	Underlying manager selection in the U.S. small cap equity space was a detractor.
↓	An overweight to international fixed income was a detractor as it underperformed U.S. fixed income.
Franklin Templeton Conservative Model Portfolio	PAGE 1	7310-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 4/15/2020 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (4/15/2020)
Class II	9.04	2.65	4.16
Bloomberg U.S. Aggregate Index	7.30	-0.36	0.13
Russell 3000 Index	17.15	13.15	18.49
Composite Benchmark†	9.32	2.34	3.72
†	The Fund’s Composite Benchmark is comprised of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$187,030,167
Total Number of Portfolio Holdings	19
Total Management Fee Paid	$159,105
Portfolio Turnover Rate	20%
Franklin Templeton Conservative Model Portfolio	PAGE 2	7310-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton Conservative Model Portfolio	PAGE 3	7310-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $379,312 in December 31, 2024 and $383,105 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $149,250 in December 31, 2024 and $149,250 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $811,835 in December 31, 2024 and $870,024 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton Model Portfolio Funds
Financial Statements and Other Important Information
Annual  | December 31, 2025

Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
December 31, 2025
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.2%
Domestic Equity — 78.6%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A		1,126,200	$35,745,586
American Funds Insurance Series — Growth Fund, Class 1A		592,440	82,455,755
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class		747,704	29,967,978
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		682,322	162,201,537
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		1,252,624	35,749,884
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		1,087,363	67,753,627 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		5,674,514	68,379,030
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		2,691,085	78,564,898
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,000,511	35,660,511
NYLI VP MFS® Investors Trust Portfolio, Initial Class		2,682,231	29,652,867 *
NYLI VP MFS® Research Portfolio, Initial Class		1,354,019	14,814,318
NYLI VP Small Cap Growth Portfolio, Initial Class		1,545,011	17,869,440
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class		1,015,980	31,991,496
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,780,569	81,832,134
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		711,335	70,912,995
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		4,280,343	98,105,454

Total Domestic Equity			941,657,510
Foreign Equity — 13.5%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		724,182	44,030,273
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		746,880	26,969,831
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class		1,950,387	24,230,445
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		2,254,576	36,343,766 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,944,874	30,787,354

Total Foreign Equity			162,361,669
Domestic Fixed Income — 7.1%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		8,021,145	84,703,291
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,008,216,799)			1,188,722,470
	Rate
Short-Term Investments — 0.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $8,889,471)	3.616%	8,889,471	8,889,471 (b)
Total Investments — 100.0% (Cost — $1,017,106,270)			1,197,611,941
Other Assets in Excess of Liabilities — 0.0%††			458,620
Total Net Assets — 100.0%			$1,198,070,561

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Schedules of Investments (cont’d)
December 31, 2025
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.3%
Domestic Equity — 59.3%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	1,736,987	$55,131,962
American Funds Insurance Series — Growth Fund, Class 1A	1,174,530	163,471,114
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class	1,383,860	55,465,103
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,320,672	313,950,047
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	966,211	27,575,661
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	2,405,687	149,898,344 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	7,989,991	96,280,984
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	3,232,573	94,373,351
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,859,966	68,806,595
NYLI VP MFS® Investors Trust Portfolio, Initial Class	3,722,456	41,152,867 *
NYLI VP MFS® Research Portfolio, Initial Class	2,505,533	27,413,034
NYLI VP Small Cap Growth Portfolio, Initial Class	2,383,999	27,573,093
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	2,137,524	67,306,999
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	4,287,736	126,188,080
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	1,302,566	129,852,851
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	8,665,982	198,624,318

Total Domestic Equity		1,643,064,403
Domestic Fixed Income — 28.8%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	12,280,157	116,047,488
U.S. Government Securities Fund, Class 1A	9,025,490	88,810,825
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	13,640,250	96,027,359
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	25,057,091	264,602,884
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	8,748,917	82,677,265
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	15,805,726	149,680,227

Total Domestic Fixed Income		797,846,048
Foreign Equity — 10.2%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,674,878	101,832,553
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	1,540,127	55,613,981
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	2,261,619	28,097,002
Putnam Variable Trust — Putnam VT International Value Fund, Class IA	3,486,551	56,203,197 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	2,695,583	42,671,076

Total Foreign Equity		284,417,809
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	2,719,964	27,308,434
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,379,122,759)		2,752,636,694
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $15,982,745)	3.616%	15,982,745	$15,982,745 (b)
Total Investments — 99.9% (Cost — $2,395,105,504)			2,768,619,439
Other Assets in Excess of Liabilities — 0.1%			1,758,185
Total Net Assets — 100.0%			$2,770,377,624

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Schedules of Investments (cont’d)
December 31, 2025
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.8%
Domestic Equity — 49.4%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	877,707	$27,858,422
American Funds Insurance Series — Growth Fund, Class 1A	527,561	73,426,005
Delaware VIP Trust — Nomura VIP Small Cap Value Series, Standard Class	349,614	14,012,548
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,036,406	246,374,514
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	1,138,978	32,506,432
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,252,601	78,049,586 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	4,613,571	55,594,448
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	1,711,392	49,963,230
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,560,581	27,818,458
NYLI VP MFS® Investors Trust Portfolio, Initial Class	2,090,208	23,107,879 *
NYLI VP MFS® Research Portfolio, Initial Class	1,688,202	18,470,619
NYLI VP Small Cap Growth Portfolio, Initial Class	803,089	9,288,443
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	864,787	27,230,657
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	2,407,653	70,857,218
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	508,092	50,651,668
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	4,795,712	109,917,718

Total Domestic Equity		915,127,845
Domestic Fixed Income — 39.4%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	10,654,929	100,689,076
U.S. Government Securities Fund, Class 1A	13,033,693	128,251,538
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	11,758,385	82,779,032
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	12,596,168	133,015,534
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	3,745,247	45,649,322 *
NYLI VP PIMCO Real Return Portfolio, Initial Class	4,616,639	36,219,838 *
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	7,821,442	73,912,630
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	13,487,112	127,722,948

Total Domestic Fixed Income		728,239,918
Foreign Equity — 8.5%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,356,213	82,457,736
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	905,590	32,700,865
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	1,519,983	18,883,362
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,515,336	23,987,767

Total Foreign Equity		158,029,730
Foreign Fixed Income — 2.5%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	4,571,346	45,896,314
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,636,778,295)		1,847,293,807
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $3,719,599)	3.616%	3,719,599	$3,719,599 (b)
Total Investments — 100.0% (Cost — $1,640,497,894)			1,851,013,406
Liabilities in Excess of Other Assets — (0.0)%††			(69,991)
Total Net Assets — 100.0%			$1,850,943,415

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Schedules of Investments (cont’d)
December 31, 2025
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.8%
Domestic Fixed Income — 50.4%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	2,923,294	$27,625,133
U.S. Government Securities Fund, Class 1A	5,350,589	52,649,800
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	4,114,657	28,967,186
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	3,419,714	36,112,184
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	1,965,735	23,959,561 *
NYLI VP PIMCO Real Return Portfolio, Initial Class	1,817,316	14,257,756 *
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,437,575	23,035,088
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	3,943,942	37,349,128

Total Domestic Fixed Income		243,955,836
Domestic Equity — 37.6%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	153,556	4,873,862
American Funds Insurance Series — Growth Fund, Class 1A	103,833	14,451,436
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	257,772	61,277,535
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	426,991	12,186,316
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	220,442	13,735,712 (a)
New York Life Investments VP Funds Trust:
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	244,978	7,152,016
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	273,043	4,867,189
NYLI VP MFS® Investors Trust Portfolio, Initial Class	504,662	5,579,192 *
NYLI VP MFS® Research Portfolio, Initial Class	443,039	4,847,295
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	226,946	7,146,144
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	421,243	12,397,188
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	133,336	13,292,295
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	875,494	20,066,329

Total Domestic Equity		181,872,509
Foreign Fixed Income — 6.4%
American Funds Insurance Series — Capital World Bond, Class 1A	1,178,838	11,941,634
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,919,573	19,272,515

Total Foreign Fixed Income		31,214,149
Foreign Equity — 5.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	371,413	22,581,925
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	238,599	3,777,029

Total Foreign Equity		26,358,954
Total Investments in Underlying Funds before Short-Term Investments (Cost — $440,002,015)		483,401,448
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.2%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $832,672)	3.616%	832,672	$832,672 (b)
Total Investments — 100.0% (Cost — $440,834,687)			484,234,120
Other Assets in Excess of Liabilities — 0.0%††			87,123
Total Net Assets — 100.0%			$484,321,243

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Schedules of Investments (cont’d)
December 31, 2025
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.5%
Domestic Fixed Income — 64.7%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,674,739	$15,826,288
U.S. Government Securities Fund, Class 1A		2,414,463	23,758,319
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,860,298	13,096,500
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,766,964	18,659,144
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,218,883	14,856,481 *
NYLI VP PIMCO Real Return Portfolio, Initial Class		939,042	7,367,256 *
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,143,587	10,806,894
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,763,587	16,701,169

Total Domestic Fixed Income			121,072,051
Domestic Equity — 21.8%
American Funds Insurance Series — Growth Fund, Class 1A		40,239	5,600,415
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		99,900	23,748,156
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		99,291	2,833,755
New York Life Investments VP Funds Trust:
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		79,360	1,414,639
NYLI VP MFS® Investors Trust Portfolio, Initial Class		127,549	1,410,093 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		48,974	1,441,310
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		190,861	4,374,540

Total Domestic Equity			40,822,908
Foreign Fixed Income — 11.9%
American Funds Insurance Series — Capital World Bond, Class 1A		1,279,182	12,958,113
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		929,885	9,336,044

Total Foreign Fixed Income			22,294,157
Foreign Equity — 1.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		31,987	1,944,803
Total Investments in Underlying Funds before Short-Term Investments (Cost — $174,758,464)			186,133,919
	Rate
Short-Term Investments — 0.5%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $948,135)	3.616%	948,135	948,135 (a)
Total Investments — 100.0% (Cost — $175,706,599)			187,082,054
Liabilities in Excess of Other Assets — (0.0)%††			(51,887)
Total Net Assets — 100.0%			$187,030,167

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Assets and Liabilities
December 31, 2025

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$93,710,886	$185,120,489	$72,101,670
Investments in unaffiliated Underlying Funds, at cost	923,395,384	2,209,985,015	1,568,396,224
Investments in affiliated Underlying Funds, at value	$104,097,393	$206,101,541	$78,049,586
Investments in unaffiliated Underlying Funds, at value	1,093,514,548	2,562,517,898	1,772,963,820
Receivable for Portfolio shares sold	820,226	2,058,695	69,410
Distributions receivable from unaffiliated Underlying Funds	281,584	1,767,365	1,292,894
Prepaid expenses	3,180	7,895	5,685
Total Assets	1,198,716,931	2,772,453,394	1,852,381,395
Liabilities:
Payable for investments in unaffiliated Underlying Funds	263,626	1,211,572	821,971
Service and/or distribution fees payable	215,874	559,344	386,043
Investment management fee payable	84,681	196,364	131,589
Fund accounting fees payable	37,735	52,096	—
Trustees’ fees payable	298	794	621
Accrued expenses	44,156	55,600	97,756
Total Liabilities	646,370	2,075,770	1,437,980
Total Net Assets	$1,198,070,561	$2,770,377,624	$1,850,943,415
Net Assets:
Par value (Note 7)	$720	$1,862	$1,379
Paid-in capital in excess of par value	1,009,951,071	2,375,583,924	1,628,134,443
Total distributable earnings (loss)	188,118,770	394,791,838	222,807,593
Total Net Assets	$1,198,070,561	$2,770,377,624	$1,850,943,415
Net Assets:
Class I	$173,032,506	$120,798,684	$26,126,361
Class II	$1,025,038,055	$2,649,578,940	$1,824,817,054
Shares Outstanding:
Class I	10,366,639	8,088,694	1,938,782
Class II	61,647,623	178,081,099	135,949,625
Net Asset Value:
Class I	$16.69	$14.93	$13.48
Class II	$16.63	$14.88	$13.42
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Assets and Liabilities (cont’d)
December 31, 2025

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Assets:
Investments in affiliated Underlying Funds, at cost	$12,455,534	—
Investments in unaffiliated Underlying Funds, at cost	428,379,153	$175,706,599
Investments in affiliated Underlying Funds, at value	$13,735,712	—
Investments in unaffiliated Underlying Funds, at value	470,498,408	$187,082,054
Distributions receivable from unaffiliated Underlying Funds	413,334	199,233
Receivable for Portfolio shares sold	134,987	2,994
Prepaid expenses	1,552	641
Total Assets	484,783,993	187,284,922
Liabilities:
Payable for investments in unaffiliated Underlying Funds	254,400	126,778
Service and/or distribution fees payable	101,016	39,104
Investment management fee payable	34,381	13,381
Fund accounting fees payable	32,988	30,114
Audit and tax fees payable	25,099	25,099
Trustees’ fees payable	219	120
Payable for Portfolio shares repurchased	—	5,094
Accrued expenses	14,647	15,065
Total Liabilities	462,750	254,755
Total Net Assets	$484,321,243	$187,030,167
Net Assets:
Par value (Note 7)	$392	$180
Paid-in capital in excess of par value	442,312,708	191,019,170
Total distributable earnings (loss)	42,008,143	(3,989,183)
Total Net Assets	$484,321,243	$187,030,167
Net Assets:
Class I	$6,061,076	$3,384,291
Class II	$478,260,167	$183,645,876
Shares Outstanding:
Class I	489,735	324,814
Class II	38,698,874	17,672,450
Net Asset Value:
Class I	$12.38	$10.42
Class II	$12.36	$10.39
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Operations
For the Year Ended December 31, 2025

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$11,227,814	$47,324,121	$42,542,681
Income distributions from affiliated Underlying Funds	772,166	1,471,905	392,724
Total Investment Income	11,999,980	48,796,026	42,935,405
Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,185,232	5,875,499	4,218,307
Investment management fee (Note 2)	878,568	2,121,669	1,481,558
Legal fees	64,028	109,946	85,473
Trustees’ fees	46,968	110,455	76,209
Fund accounting fees	41,472	57,937	50,243
Audit and tax fees	27,099	27,099	27,099
Commitment fees (Note 9)	8,501	20,600	14,544
Insurance	5,332	13,451	9,882
Shareholder reports	1,668	1,247	667
Interest expense	411	637	—
Transfer agent fees (Notes 2 and 5)	34	34	34
Miscellaneous expenses	9,179	14,198	12,886
Total Expenses	3,268,492	8,352,772	5,976,902
Net Investment Income	8,731,488	40,443,254	36,958,503
Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated
Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	(127,219)	(114,733)	(70,356)
Sale of unaffiliated Underlying Funds	23,784,904	47,858,180	37,328,256
Capital gain distributions from affiliated Underlying Funds	9,968,354	21,908,290	11,213,524
Capital gain distributions from unaffiliated Underlying Funds	50,834,781	82,031,810	42,967,400
Net Realized Gain	84,460,820	151,683,547	91,438,824
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	64,773,601	146,714,900	87,288,448
Affiliated Underlying Funds	6,412,884	9,736,555	(1,370,420)
Change in Net Unrealized Appreciation (Depreciation)	71,186,485	156,451,455	85,918,028
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	155,647,305	308,135,002	177,356,852
Increase in Net Assets From Operations	$164,378,793	$348,578,256	$214,315,355
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Operations (cont’d)
For the Year Ended December 31, 2025

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio
Investment Income:
Income distributions from unaffiliated Underlying Funds	$13,936,509	$6,656,515
Income distributions from affiliated Underlying Funds	69,152	—
Total Investment Income	14,005,661	6,656,515
Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,139,702	451,024
Investment management fee (Note 2)	399,916	159,105
Legal fees	43,622	32,223
Fund accounting fees	35,960	32,568
Audit and tax fees	27,099	27,099
Trustees’ fees	19,797	8,013
Commitment fees (Note 9)	3,966	1,599
Insurance	2,780	1,133
Interest expense	843	55
Transfer agent fees (Notes 2 and 5)	34	29
Miscellaneous expenses	6,755	6,484
Total Expenses	1,680,474	719,332
Net Investment Income	12,325,187	5,937,183
Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated
Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):

Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	197,879	—
Sale of unaffiliated Underlying Funds	5,904,864	(130,158)
Capital gain distributions from affiliated Underlying Funds	1,974,789	—
Capital gain distributions from unaffiliated Underlying Funds	8,094,895	1,382,249
Net Realized Gain	16,172,427	1,252,091
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	22,171,845	8,960,924
Affiliated Underlying Funds	(373,118)	—
Change in Net Unrealized Appreciation (Depreciation)	21,798,727	8,960,924
Net Gain on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	37,971,154	10,213,015
Increase in Net Assets From Operations	$50,296,341	$16,150,198
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Changes in Net Assets
Franklin Templeton Aggressive Model Portfolio

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$8,731,488	$7,065,412
Net realized gain	84,460,820	22,442,950
Change in net unrealized appreciation (depreciation)	71,186,485	84,207,321
Increase in Net Assets From Operations	164,378,793	113,715,683
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(90,883,797)	(18,196,603)
Decrease in Net Assets From Distributions to Shareholders	(90,883,797)	(18,196,603)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	181,510,433	182,136,914
Reinvestment of distributions	90,883,797	18,196,603
Cost of shares repurchased	(11,960,830)	(12,533,351)
Increase in Net Assets From Portfolio Share Transactions	260,433,400	187,800,166
Increase in Net Assets	333,928,396	283,319,246
Net Assets:
Beginning of year	864,142,165	580,822,919
End of year	$1,198,070,561	$864,142,165
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$40,443,254	$34,289,818
Net realized gain	151,683,547	29,294,151
Change in net unrealized appreciation (depreciation)	156,451,455	189,306,611
Increase in Net Assets From Operations	348,578,256	252,890,580
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(168,912,915)	(46,040,117)
Decrease in Net Assets From Distributions to Shareholders	(168,912,915)	(46,040,117)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	265,750,021	250,421,256
Reinvestment of distributions	168,912,915	46,040,117
Cost of shares repurchased	(27,777,647)	(17,169,127)
Increase in Net Assets From Portfolio Share Transactions	406,885,289	279,292,246
Increase in Net Assets	586,550,630	486,142,709
Net Assets:
Beginning of year	2,183,826,994	1,697,684,285
End of year	$2,770,377,624	$2,183,826,994
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Moderate Model Portfolio

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$36,958,503	$32,899,517
Net realized gain	91,438,824	10,579,863
Change in net unrealized appreciation (depreciation)	85,918,028	120,227,768
Increase in Net Assets From Operations	214,315,355	163,707,148
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(97,082,953)	(38,182,807)
Return of capital	—	(2,494,746)
Decrease in Net Assets From Distributions to Shareholders	(97,082,953)	(40,677,553)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	101,178,419	125,279,184
Reinvestment of distributions	97,082,953	40,677,553
Cost of shares repurchased	(50,535,869)	(44,262,463)
Increase in Net Assets From Portfolio Share Transactions	147,725,503	121,694,274
Increase in Net Assets	264,957,905	244,723,869
Net Assets:
Beginning of year	1,585,985,510	1,341,261,641
End of year	$1,850,943,415	$1,585,985,510
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$12,325,187	$11,538,702
Net realized gain (loss)	16,172,427	(4,144,104)
Change in net unrealized appreciation (depreciation)	21,798,727	31,514,546
Increase in Net Assets From Operations	50,296,341	38,909,144
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,500,019)	(12,920,667)
Return of capital	—	(364,378)
Decrease in Net Assets From Distributions to Shareholders	(13,500,019)	(13,285,045)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	40,026,897	30,669,411
Reinvestment of distributions	13,500,019	13,285,045
Cost of shares repurchased	(46,040,529)	(61,324,912)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	7,486,387	(17,370,456)
Increase in Net Assets	44,282,709	8,253,643
Net Assets:
Beginning of year	440,038,534	431,784,891
End of year	$484,321,243	$440,038,534
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Conservative Model Portfolio

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$5,937,183	$5,412,798
Net realized gain (loss)	1,252,091	(6,905,994)
Change in net unrealized appreciation (depreciation)	8,960,924	11,254,136
Increase in Net Assets From Operations	16,150,198	9,760,940
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,107,449)	(5,780,739)
Return of capital	(392,568)	(39,279)
Decrease in Net Assets From Distributions to Shareholders	(6,500,017)	(5,820,018)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	27,543,581	29,753,445
Reinvestment of distributions	6,500,017	5,820,018
Cost of shares repurchased	(31,622,744)	(27,838,915)
Increase in Net Assets From Portfolio Share Transactions	2,420,854	7,734,548
Increase in Net Assets	12,071,035	11,675,470
Net Assets:
Beginning of year	174,959,132	163,283,662
End of year	$187,030,167	$174,959,132
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Financial Highlights
Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.44	$13.36	$11.46	$14.61	$12.94
Income (loss) from operations:
Net investment income	0.18	0.18	0.18	0.18	0.27
Net realized and unrealized gain (loss)	2.48	2.26	1.93	(2.61)	2.29
Total income (loss) from operations	2.66	2.44	2.11	(2.43)	2.56
Less distributions from:
Net investment income	(0.26)	(0.22)	(0.15)	(0.31)	(0.24)
Net realized gains	(1.15)	(0.14)	(0.06)	(0.41)	(0.65)
Total distributions	(1.41)	(0.36)	(0.21)	(0.72)	(0.89)
Net asset value, end of year	$16.69	$15.44	$13.36	$11.46	$14.61
Total return[2]	17.30%	18.29%	18.44%	(16.62)%	19.75%
Net assets, end of year (000s)	$173,033	$114,658	$69,207	$31,077	$13,851
Ratios to average net assets:
Gross expenses[3]	0.11%	0.11%	0.13%	0.15%	0.19%
Net expenses[3,4]	0.11	0.11	0.13	0.15	0.19
Net investment income	1.08	1.22	1.47	1.42	1.82
Portfolio turnover rate	33%	18%	21%	41%	70%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.39	$13.32	$11.44	$14.59	$12.93
Income (loss) from operations:
Net investment income	0.14	0.14	0.14	0.12	0.21
Net realized and unrealized gain (loss)	2.47	2.26	1.92	(2.57)	2.32
Total income (loss) from operations	2.61	2.40	2.06	(2.45)	2.53
Less distributions from:
Net investment income	(0.22)	(0.19)	(0.12)	(0.29)	(0.22)
Net realized gains	(1.15)	(0.14)	(0.06)	(0.41)	(0.65)
Total distributions	(1.37)	(0.33)	(0.18)	(0.70)	(0.87)
Net asset value, end of year	$16.63	$15.39	$13.32	$11.44	$14.59
Total return[2]	17.04%	18.02%	18.05%	(16.82)%	19.51%
Net assets, end of year (millions)	$1,025	$749,484	$511,616	$347,461	$250,624
Ratios to average net assets:
Gross expenses[3]	0.36%	0.36%	0.38%	0.40%	0.43%
Net expenses[3,4]	0.36	0.36	0.38	0.40	0.43
Net investment income	0.83	0.94	1.10	0.98	1.46
Portfolio turnover rate	33%	18%	21%	41%	70%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.82	$12.36	$10.86	$13.50	$12.39
Income (loss) from operations:
Net investment income	0.28	0.28	0.25	0.21	0.24
Net realized and unrealized gain (loss)	1.83	1.51	1.45	(2.36)	1.60
Total income (loss) from operations	2.11	1.79	1.70	(2.15)	1.84
Less distributions from:
Net investment income	(0.32)	(0.33)	(0.15)	(0.29)	(0.25)
Net realized gains	(0.68)	—	(0.05)	(0.20)	(0.48)
Total distributions	(1.00)	(0.33)	(0.20)	(0.49)	(0.73)
Net asset value, end of year	$14.93	$13.82	$12.36	$10.86	$13.50
Total return[2]	15.29%	14.49%	15.94%	(15.89)%	14.79%
Net assets, end of year (000s)	$120,799	$83,195	$54,173	$27,295	$13,346
Ratios to average net assets:
Gross expenses[3]	0.10%	0.11%	0.12%	0.13%	0.15%
Net expenses[3,4]	0.10	0.11	0.12	0.13	0.15
Net investment income	1.94	2.06	2.12	1.84	1.81
Portfolio turnover rate	24%	22%	16%	33%	66%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.78	$12.32	$10.84	$13.47	$12.37
Income (loss) from operations:
Net investment income	0.24	0.23	0.20	0.16	0.20
Net realized and unrealized gain (loss)	1.82	1.53	1.48	(2.32)	1.60
Total income (loss) from operations	2.06	1.76	1.68	(2.16)	1.80
Less distributions from:
Net investment income	(0.28)	(0.30)	(0.15)	(0.27)	(0.22)
Net realized gains	(0.68)	—	(0.05)	(0.20)	(0.48)
Total distributions	(0.96)	(0.30)	(0.20)	(0.47)	(0.70)
Net asset value, end of year	$14.88	$13.78	$12.32	$10.84	$13.47
Total return[2]	15.01%	14.28%	15.53%	(16.03)%	14.56%
Net assets, end of year (millions)	$2,650	$2,101	$1,644	$1,201	$970
Ratios to average net assets:
Gross expenses[3]	0.35%	0.36%	0.37%	0.38%	0.39%
Net expenses[3,4]	0.35	0.36	0.37	0.38	0.39
Net investment income	1.64	1.73	1.72	1.40	1.51
Portfolio turnover rate	24%	22%	16%	33%	66%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.55	$11.50	$10.37	$12.64	$11.80
Income (loss) from operations:
Net investment income	0.34	0.32	0.28	0.22	0.21
Net realized and unrealized gain (loss)	1.37	1.09	1.11	(2.08)	1.27
Total income (loss) from operations	1.71	1.41	1.39	(1.86)	1.48
Less distributions from:
Net investment income	(0.34)	(0.34)	(0.22)	(0.31)	(0.23)
Net realized gains	(0.44)	—	(0.04)	(0.10)	(0.41)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.78)	(0.36)	(0.26)	(0.41)	(0.64)
Net asset value, end of year	$13.48	$12.55	$11.50	$10.37	$12.64
Total return[2]	13.56%	12.27%	13.39%	(14.77)%	12.54%
Net assets, end of year (000s)	$26,126	$18,340	$13,416	$8,028	$5,724
Ratios to average net assets:
Gross expenses[3]	0.10%	0.11%	0.12%	0.13%	0.16%
Net expenses[3,4]	0.10	0.11	0.12	0.13	0.16
Net investment income	2.52	2.56	2.54	2.01	1.68
Portfolio turnover rate	28%	32%	18%	39%	68%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.51	$11.47	$10.34	$12.61	$11.78
Income (loss) from operations:
Net investment income	0.29	0.27	0.23	0.19	0.18
Net realized and unrealized gain (loss)	1.37	1.10	1.13	(2.08)	1.27
Total income (loss) from operations	1.66	1.37	1.36	(1.89)	1.45
Less distributions from:
Net investment income	(0.31)	(0.31)	(0.19)	(0.28)	(0.21)
Net realized gains	(0.44)	—	(0.04)	(0.10)	(0.41)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.75)	(0.33)	(0.23)	(0.38)	(0.62)
Net asset value, end of year	$13.42	$12.51	$11.47	$10.34	$12.61
Total return[2]	13.18%	11.95%	13.18%	(14.99)%	12.30%
Net assets, end of year (millions)	$1,825	$1,568	$1,328	$1,020	$855
Ratios to average net assets:
Gross expenses[3]	0.35%	0.36%	0.37%	0.38%	0.39%
Net expenses[3,4]	0.35	0.36	0.37	0.38	0.39
Net investment income	2.16	2.22	2.13	1.75	1.45
Portfolio turnover rate	28%	32%	18%	39%	68%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.42	$10.76	$10.00	$11.86	$11.47
Income (loss) from operations:
Net investment income	0.37	0.33	0.33	0.24	0.21
Net realized and unrealized gain (loss)	0.97	0.71	0.73	(1.79)	0.85
Total income (loss) from operations	1.34	1.04	1.06	(1.55)	1.06
Less distributions from:
Net investment income	(0.38)	(0.37)	(0.30)	(0.28)	(0.23)
Net realized gains	—	—	—	(0.03)	(0.44)
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.38)	(0.38)	(0.30)	(0.31)	(0.67)
Net asset value, end of year	$12.38	$11.42	$10.76	$10.00	$11.86
Total return[2]	11.76%	9.69%	10.56%	(13.08)%	9.22%
Net assets, end of year (000s)	$6,061	$4,894	$4,825	$2,860	$2,882
Ratios to average net assets:
Gross expenses[3]	0.12%	0.13%	0.13%	0.15%	0.19%
Net expenses[3,4]	0.12	0.13	0.13	0.15	0.19
Net investment income	3.05	2.89	3.14	2.26	1.74
Portfolio turnover rate	25%	46%	20%	35%	61%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.40	$10.75	$9.99	$11.85	$11.47
Income (loss) from operations:
Net investment income	0.32	0.30	0.27	0.22	0.16
Net realized and unrealized gain (loss)	0.99	0.70	0.76	(1.80)	0.87
Total income (loss) from operations	1.31	1.00	1.03	(1.58)	1.03
Less distributions from:
Net investment income	(0.35)	(0.34)	(0.27)	(0.25)	(0.21)
Net realized gains	—	—	—	(0.03)	(0.44)
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.35)	(0.35)	(0.27)	(0.28)	(0.65)
Net asset value, end of year	$12.36	$11.40	$10.75	$9.99	$11.85
Total return[2]	11.51%	9.33%	10.31%	(13.29)%	8.96%
Net assets, end of year (millions)	$478	$435	$427	$375	$326
Ratios to average net assets:
Gross expenses[3]	0.37%	0.38%	0.38%	0.39%	0.41%
Net expenses[3,4]	0.37	0.38	0.38	0.39	0.41
Net investment income	2.67	2.64	2.62	2.08	1.36
Portfolio turnover rate	25%	46%	20%	35%	61%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Financial Highlights (cont’d)
Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.89	$9.64	$9.19	$10.86	$10.91
Income (loss) from operations:
Net investment income	0.37	0.35	0.34	0.26	0.17
Net realized and unrealized gain (loss)	0.56	0.27	0.45	(1.66)	0.38
Total income (loss) from operations	0.93	0.62	0.79	(1.40)	0.55
Less distributions from:
Net investment income	(0.37)	(0.37)	(0.34)	(0.25)	(0.23)
Net realized gains	—	—	—	(0.02)	(0.37)
Return of capital	(0.03)	(0.00)[2]	—	—	—
Total distributions	(0.40)	(0.37)	(0.34)	(0.27)	(0.60)
Net asset value, end of year	$10.42	$9.89	$9.64	$9.19	$10.86
Total return[3]	9.39%	6.39%	8.56%	(12.96)%	4.98%
Net assets, end of year (000s)	$3,384	$2,543	$2,491	$2,036	$1,406
Ratios to average net assets:
Gross expenses[4]	0.15%	0.16%	0.17%	0.18%	0.25%
Net expenses[4,5]	0.15	0.16	0.17	0.18	0.23 [6]
Net investment income	3.59	3.51	3.57	2.64	1.52
Portfolio turnover rate	20%	51%	26%	32%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.87	$9.62	$9.17	$10.84	$10.90
Income (loss) from operations:
Net investment income	0.33	0.32	0.29	0.21	0.14
Net realized and unrealized gain (loss)	0.56	0.27	0.47	(1.64)	0.38
Total income (loss) from operations	0.89	0.59	0.76	(1.43)	0.52
Less distributions from:
Net investment income	(0.35)	(0.34)	(0.31)	(0.22)	(0.21)
Net realized gains	—	—	—	(0.02)	(0.37)
Return of capital	(0.02)	(0.00)[2]	—	—	—
Total distributions	(0.37)	(0.34)	(0.31)	(0.24)	(0.58)
Net asset value, end of year	$10.39	$9.87	$9.62	$9.17	$10.84
Total return[3]	9.04%	6.15%	8.31%	(13.18)%	4.71%
Net assets, end of year (millions)	$184	$172	$161	$159	$147
Ratios to average net assets:
Gross expenses[4]	0.40%	0.41%	0.42%	0.43%	0.45%
Net expenses[4,5]	0.40	0.41	0.42	0.43	0.45
Net investment income	3.23	3.25	3.08	2.18	1.27
Portfolio turnover rate	20%	51%	26%	32%	56%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

Franklin Templeton Model Portfolio Funds 2025 Annual Report

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$510,773,725	$430,883,785	—	$941,657,510
Foreign Equity	74,817,627	87,544,042	—	162,361,669
Domestic Fixed Income	84,703,291	—	—	84,703,291
Total Long-Term Investments	670,294,643	518,427,827	—	1,188,722,470
Short-Term Investments†	8,889,471	—	—	8,889,471
Total Investments	$679,184,114	$518,427,827	—	$1,197,611,941

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$973,978,743	$669,085,660	—	$1,643,064,403
Domestic Fixed Income	559,354,996	238,491,052	—	797,846,048
Foreign Equity	144,503,629	139,914,180	—	284,417,809
Foreign Fixed Income	27,308,434	—	—	27,308,434
Total Long-Term Investments	1,705,145,802	1,047,490,892	—	2,752,636,694

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$15,982,745	—	—	$15,982,745
Total Investments	$1,721,128,547	$1,047,490,892	—	$2,768,619,439

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$569,863,252	$345,264,593	—	$915,127,845
Domestic Fixed Income	390,396,272	337,843,646	—	728,239,918
Foreign Equity	106,445,503	51,584,227	—	158,029,730
Foreign Fixed Income	45,896,314	—	—	45,896,314
Total Long-Term Investments	1,112,601,341	734,692,466	—	1,847,293,807
Short-Term Investments†	3,719,599	—	—	3,719,599
Total Investments	$1,116,320,940	$734,692,466	—	$1,851,013,406

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$115,739,591	$128,216,245	—	$243,955,836
Domestic Equity	120,769,059	61,103,450	—	181,872,509
Foreign Fixed Income	19,272,515	11,941,634	—	31,214,149
Foreign Equity	26,358,954	—	—	26,358,954
Total Long-Term Investments	282,140,119	201,261,329	—	483,401,448
Short-Term Investments†	832,672	—	—	832,672
Total Investments	$282,972,791	$201,261,329	—	$484,234,120

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$58,388,826	$62,683,225	—	$121,072,051
Domestic Equity	29,564,006	11,258,902	—	40,822,908
Foreign Fixed Income	9,336,044	12,958,113	—	22,294,157

Franklin Templeton Model Portfolio Funds 2025 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Equity	$1,944,803	—	—	$1,944,803
Total Long-Term Investments	99,233,679	86,900,240	—	186,133,919
Short-Term Investments†	948,135	—	—	948,135
Total Investments	$100,181,814	$86,900,240	—	$187,082,054

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Portfolios had an arrangement with their custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statements of Operations.
(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements.  The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio are aggregated.
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, FTFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by FTFA.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
FTFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to certain FTFA affiliates as shareholders in FTFA affiliated Underlying Funds. These management and/or administration fees ranged from 0.45% to 0.68% of the average daily net assets of such FTFA affiliated Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, Aggressive Model, Moderately Aggressive Model, Moderate Model, Moderately Conservative Model and Conservative Model incurred transfer agent fees as reported on the Statements of Operations, of which $34, $34, $34, $34 and $29, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$574,424,161	$337,840,116
Moderately Aggressive Model Portfolio	955,756,000	583,223,344
Moderate Model Portfolio	623,239,280	478,156,507
Moderately Conservative Model Portfolio	131,061,911	114,816,499
Conservative Model Portfolio	41,238,675	36,988,820
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,025,254,313	$181,426,216	$(9,068,588)	$172,357,628

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,408,297,084	$383,268,395	$(22,946,040)	$360,322,355

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,648,788,550	$220,194,152	$(17,969,296)	$202,224,856

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$444,812,513	$47,515,717	$(8,094,110)	$39,421,607

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$179,054,623	$13,249,893	$(5,222,462)	$8,027,431
4. Derivative instruments and hedging activities
During the year ended December 31, 2025, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$18
Class II	$2,185,232	16
Total	$2,185,232	$34

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Notes to Financial Statements (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$18
Class II	$5,875,499	16
Total	$5,875,499	$34

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$18
Class II	$4,218,307	16
Total	$4,218,307	$34

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$18
Class II	$1,139,702	16
Total	$1,139,702	$34

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$18
Class II	$451,024	11
Total	$451,024	$29
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Aggressive Model Portfolio
Net Investment Income:
Class I	$2,466,329	$1,563,560
Class II	12,533,684	8,836,486
Total	$15,000,013	$10,400,046
Net Realized Gains:
Class I	$10,815,629	$1,017,874
Class II	65,068,155	6,778,683
Total	$75,883,784	$7,796,557

	Year Ended December 31, 2025	Year Ended December 31, 2024
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	$2,404,423	$1,902,045
Class II	47,595,699	44,138,072
Total	$50,000,122	$46,040,117

Franklin Templeton Model Portfolio Funds 2025 Annual Report

	Year Ended December 31, 2025	Year Ended December 31, 2024
Moderately Aggressive Model Portfolio (cont’d)
Net Realized Gains:
Class I	$5,077,160	—
Class II	113,835,633	—
Total	$118,912,793	—

	Year Ended December 31, 2025	Year Ended December 31, 2024
Moderate Model Portfolio
Net Investment Income:
Class I	$619,171	$474,756
Class II	39,380,849	37,708,051
Total	$40,000,020	$38,182,807
Net Realized Gains:
Class I	$799,345	—
Class II	56,283,588	—
Total	$57,082,933	—
Return of Capital:
Class I	—	$31,019
Class II	—	2,463,727
Total	—	$2,494,746

	Year Ended December 31, 2025	Year Ended December 31, 2024
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$182,107	$153,759
Class II	13,317,912	12,766,908
Total	$13,500,019	$12,920,667
Return of Capital:
Class I	—	$4,336
Class II	—	360,042
Total	—	$364,378

	Year Ended December 31, 2025	Year Ended December 31, 2024
Conservative Model Portfolio
Net Investment Income:
Class I	$120,824	$89,602
Class II	5,986,625	5,691,137
Total	$6,107,449	$5,780,739
Return of Capital:
Class I	$7,766	$609
Class II	384,802	38,670
Total	$392,568	$39,279

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Notes to Financial Statements (cont’d)
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	2,267,345	$37,015,335	2,179,991	$32,517,531
Shares issued on reinvestment	795,774	13,281,958	166,900	2,581,434
Shares repurchased	(122,973)	(1,991,292)	(102,053)	(1,489,373)
Net increase	2,940,146	$48,306,001	2,244,838	$33,609,592
Class II
Shares sold	8,889,874	$144,495,098	10,040,933	$149,619,383
Shares issued on reinvestment	4,671,182	77,601,839	1,013,106	15,615,169
Shares repurchased	(610,149)	(9,969,538)	(764,842)	(11,043,978)
Net increase	12,950,907	$212,127,399	10,289,197	$154,190,574

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	1,675,427	$24,767,255	1,559,830	$20,923,323
Shares issued on reinvestment	499,876	7,481,583	137,958	1,902,045
Shares repurchased	(106,700)	(1,595,409)	(60,951)	(814,509)
Net increase	2,068,603	$30,653,429	1,636,837	$22,010,859
Class II
Shares sold	16,560,863	$240,982,766	17,154,195	$229,497,933
Shares issued on reinvestment	10,832,841	161,431,332	3,214,270	44,138,072
Shares repurchased	(1,804,590)	(26,182,238)	(1,239,772)	(16,354,618)
Net increase	25,589,114	$376,231,860	19,128,693	$257,281,387

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	456,781	$6,064,092	355,949	$4,389,906
Shares issued on reinvestment	104,765	1,418,516	40,317	505,775
Shares repurchased	(83,704)	(1,122,444)	(101,496)	(1,252,552)
Net increase	477,842	$6,360,164	294,770	$3,643,129
Class II
Shares sold	7,256,121	$95,114,327	9,799,644	$120,889,278
Shares issued on reinvestment	7,096,768	95,664,437	3,214,164	40,171,778
Shares repurchased	(3,724,031)	(49,413,425)	(3,492,023)	(43,009,911)
Net increase	10,628,858	$141,365,339	9,521,785	$118,051,145

Franklin Templeton Model Portfolio Funds 2025 Annual Report

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	117,116	$1,410,926	85,355	$970,245
Shares issued on reinvestment	14,663	182,107	13,841	158,095
Shares repurchased	(70,671)	(834,950)	(118,962)	(1,333,502)
Net increase (decrease)	61,108	$758,083	(19,766)	$(205,162)
Class II
Shares sold	3,241,890	$38,615,971	2,622,699	$29,699,166
Shares issued on reinvestment	1,074,025	13,317,912	1,151,556	13,126,950
Shares repurchased	(3,772,468)	(45,205,579)	(5,341,568)	(59,991,410)
Net increase (decrease)	543,447	$6,728,304	(1,567,313)	$(17,165,294)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	154,561	$1,570,803	82,503	$828,830
Shares issued on reinvestment	12,305	128,590	9,115	90,211
Shares repurchased	(99,109)	(1,013,708)	(92,907)	(914,913)
Net increase (decrease)	67,757	$685,685	(1,289)	$4,128
Class II
Shares sold	2,562,734	$25,972,778	2,895,340	$28,924,615
Shares issued on reinvestment	611,462	6,371,427	580,166	5,729,807
Shares repurchased	(2,974,721)	(30,609,036)	(2,716,856)	(26,924,002)
Net increase	199,475	$1,735,169	758,650	$7,730,420
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2025. The following transactions were effected in such Underlying Funds for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$52,108,046	$19,824,259	306,469	$2,240,108	34,441	$(177,366)	$339,959	$9,703,383	$(1,761,204)	$67,753,627
Putnam VT International Value Fund, Class IA
	24,828,894	6,571,779	468,098	3,281,142	245,346	50,147	432,207	264,971	8,174,088	36,343,766
	$76,936,940	$26,396,038		$5,521,250		$(127,219)	$772,166	$9,968,354	$6,412,884	$104,097,393

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$125,671,847	$35,132,126	551,995	$7,329,725	112,696	$(221,611)	$751,972	$21,466,924	$(3,354,293)	$149,898,344
Putnam VT International Value Fund, Class IA
	41,648,399	7,769,757	556,172	6,412,685	477,837	106,878	719,933	441,366	13,090,848	56,203,197
	$167,320,246	$42,901,883		$13,742,410		$(114,733)	$1,471,905	$21,908,290	$9,736,555	$206,101,541

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Notes to Financial Statements (cont’d)

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$72,090,209	$15,848,621	253,107	$8,448,468	128,502	$(70,356)	$392,724	$11,213,524	$(1,370,420)	$78,049,586

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$14,487,887	$3,061,918	48,924	$3,638,854	55,174	$197,879	$69,152	$1,974,789	$(373,118)	$13,735,712
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$15,994,434	$55,202,791	$44,002,285	$13,500,019	$6,107,449
Net long-term capital gains	74,889,363	113,710,124	53,080,668	—	—
Total taxable distributions	$90,883,797	$168,912,915	$97,082,953	$13,500,019	$6,107,449
Tax return of capital	—	—	—	—	392,568
Total distributions paid	$90,883,797	$168,912,915	$97,082,953	$13,500,019	$6,500,017
The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Distributions paid from:
Ordinary income	$11,140,246	$46,040,117	$38,182,807	$12,920,667	$5,780,739
Net long-term capital gains	7,056,357	—	—	—	—
Tax return of capital	—	—	2,494,746	364,378	39,279
Total distributions paid	$18,196,603	$46,040,117	$40,677,553	$13,285,045	$5,820,018

Franklin Templeton Model Portfolio Funds 2025 Annual Report

As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Undistributed ordinary income — net	—	—	$402,091	$480,760	—
Undistributed long-term capital gains — net	$15,761,139	$34,469,484	20,180,644	2,105,776	—
Total undistributed earnings	$15,761,139	$34,469,484	$20,582,735	$2,586,536	—
Deferred capital losses*	—	—	—	—	$(12,016,616)
Other book/tax temporary differences(a)	3	(1)	2	—	2
Unrealized appreciation (depreciation)(b)	172,357,628	360,322,355	202,224,856	39,421,607	8,027,431
Total distributable earnings (loss) — net	$188,118,770	$394,791,838	$222,807,593	$42,008,143	$(3,989,183)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to rounding.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
Each Portfolio operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Portfolios within the Portfolios’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Portfolios’ operating results and allocating resources in accordance with the Portfolios’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Portfolios’ Schedule of Investments provide details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio (five of the portfolios constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025  (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year ended December 31, 2025, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton Model Portfolio Funds 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolios hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Aggressive Model Portfolio	Moderately Aggressive Model Portfolio	Moderate Model Portfolio	Moderately Conservative Model Portfolio	Conservative Model Portfolio
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$74,889,363	$113,710,124	$53,080,668	—	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$6,183,043	$11,625,806	$6,628,006	$1,423,968	$409,882

Franklin Templeton Model Portfolio Funds

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Templeton Model Portfolio Funds

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Franklin Templeton
Model Portfolio Funds
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Templeton Model Portfolio Funds
Franklin Templeton Aggressive Model Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Templeton Model Portfolio Funds
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FTMPF-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2026